Property and Equipment, Net	12 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4 – PROPERTY AND EQUIPMENT, NET

The composition of property and equipment, net is as follows:

	December 31,
	2024	2023
Cost:
Computers	240	228
Laboratory equipment	1,836	1,764
Machinery and equipment	1,160	477
Office Equipment	294	272
Leasehold Improvements	804	627
	4,334	3,368

Less – accumulated depreciation	(1,476)	(1,024)

	2,858	2,344

The depreciation expense related to property and equipment, net for the years ended December 2024, 2023 and 2022 was included in the Company’s consolidated statements of comprehensive loss, excluding discontinued operations in the amount of USD 0 thousand, USD 51 thousand and USD 453 thousand, respectively.

Additionally, during the year, the Company sold fixed assets for total consideration of USD 32 thousand with a net book value of USD 55 thousand.

	Year ended December 31,
	2024	2023	2022
Research and development, net	355	299	297
Marketing	6	23	26
General and administrative	106	130	61
	467	452	384